Quarterly Report
January 31, 2024
MFS®  Lifetime®  2040 Fund
ML4-Q3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.2%
Bond Funds – 17.2%
MFS Emerging Markets Debt Fund - Class R6	1,570,498	$18,516,175
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,186,606	12,354,324
MFS Global Opportunistic Bond Fund - Class R6	2,291,127	18,512,301
MFS High Income Fund - Class R6	8,051,838	24,638,625
MFS Inflation-Adjusted Bond Fund - Class R6	3,627,514	33,155,476
MFS Total Return Bond Fund - Class R6	1,898,653	18,094,164
		$125,271,065
International Stock Funds – 21.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	354,051	$4,269,857
MFS Blended Research International Equity Fund - Class R6	5,434,089	65,209,066
MFS Emerging Markets Equity Fund - Class R6	139,007	4,261,957
MFS International Growth Fund - Class R6	487,120	19,445,805
MFS International Intrinsic Value Fund - Class R6	521,147	19,454,417
MFS International New Discovery Fund - Class R6	556,735	17,125,178
MFS Research International Fund - Class R6	1,203,006	26,237,567
		$156,003,847
Non-Traditional Funds – 8.4%
MFS Commodity Strategy Fund - Class R6	8,731,677	$30,648,187
MFS Global Real Estate Fund - Class R6	1,879,161	30,479,991
		$61,128,178
U.S. Stock Funds – 50.9%
MFS Blended Research Core Equity Fund - Class R6	1,021,786	$33,463,497
MFS Blended Research Growth Equity Fund - Class R6	1,691,366	33,945,719
MFS Blended Research Mid Cap Equity Fund - Class R6	5,048,607	66,490,147
MFS Blended Research Small Cap Equity Fund - Class R6	1,000,469	14,977,018
MFS Blended Research Value Equity Fund - Class R6	2,437,907	36,983,044
MFS Growth Fund - Class R6	187,047	33,883,575
MFS Mid Cap Growth Fund - Class R6 (a)	1,124,223	33,209,546
MFS Mid Cap Value Fund - Class R6	1,099,152	33,293,317
MFS New Discovery Fund - Class R6 (a)	261,022	7,530,474
MFS New Discovery Value Fund - Class R6	436,429	7,497,852
MFS Research Fund - Class R6	621,656	33,463,759
MFS Value Fund - Class R6	782,088	37,157,018
		$371,894,966
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.4% (v)	9,595,561	$9,596,520
Total Investment Companies		$723,894,576

Other Assets, Less Liabilities – 0.8%		5,778,027
Net Assets – 100.0%		$729,672,603
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $723,894,576.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$723,894,576	$—	$—	$723,894,576
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$30,767,881	$2,647,387	$5,069,069	$(94,928)	$5,212,226	$33,463,497
MFS Blended Research Emerging Markets Equity Fund	3,808,808	672,236	149,046	(837)	(61,304)	4,269,857
MFS Blended Research Growth Equity Fund	31,523,456	1,974,600	7,661,199	885,923	7,222,939	33,945,719
MFS Blended Research International Equity Fund	55,709,237	9,800,556	1,085,651	(20,130)	805,054	65,209,066
MFS Blended Research Mid Cap Equity Fund	56,349,616	7,014,010	5,061,616	102,182	8,085,955	66,490,147
MFS Blended Research Small Cap Equity Fund	12,947,903	1,778,585	1,883,564	96,539	2,037,555	14,977,018
MFS Blended Research Value Equity Fund	31,385,022	3,909,917	1,520,409	24,864	3,183,650	36,983,044
MFS Commodity Strategy Fund	25,784,128	7,544,543	2,241,721	(724,204)	285,441	30,648,187
MFS Emerging Markets Debt Fund	13,981,720	4,418,147	272,547	(80,146)	469,001	18,516,175
MFS Emerging Markets Debt Local Currency Fund	9,301,734	3,134,587	155,029	(30,612)	103,644	12,354,324
MFS Emerging Markets Equity Fund	3,832,575	689,566	159,256	(280)	(100,648)	4,261,957
MFS Global Opportunistic Bond Fund	13,921,788	4,510,496	234,363	(49,738)	364,118	18,512,301
MFS Global Real Estate Fund	26,291,662	6,096,652	2,246,539	(23,980)	362,196	30,479,991
MFS Growth Fund	31,652,657	3,679,272	7,644,761	694,844	5,501,563	33,883,575
MFS High Income Fund	18,577,669	5,892,095	458,970	(71,143)	698,974	24,638,625
MFS Inflation-Adjusted Bond Fund	26,889,307	8,378,363	917,148	(213,612)	(981,434)	33,155,476
MFS Institutional Money Market Portfolio	351,457	19,183,430	9,938,027	(270)	(70)	9,596,520
MFS International Growth Fund	16,819,326	3,234,775	441,565	1,081	(167,812)	19,445,805
MFS International Intrinsic Value Fund	16,781,719	4,385,268	504,881	(15,304)	(1,192,385)	19,454,417
MFS International New Discovery Fund	15,303,063	2,854,381	689,621	(5,304)	(337,341)	17,125,178
MFS Mid Cap Growth Fund	28,200,760	2,615,916	2,094,459	86,342	4,400,987	33,209,546
MFS Mid Cap Value Fund	28,316,001	4,440,073	1,380,896	43,801	1,874,338	33,293,317
MFS New Discovery Fund	6,478,737	1,100,792	518,907	(62,890)	532,742	7,530,474
MFS New Discovery Value Fund	6,484,807	1,530,319	674,866	9,778	147,814	7,497,852
MFS Research Fund	30,832,881	4,185,070	4,320,223	(46,710)	2,812,741	33,463,759
MFS Research International Fund	22,188,167	4,401,111	469,660	(12,209)	130,158	26,237,567
MFS Total Return Bond Fund	17,674,550	3,940,523	3,407,753	(664,392)	551,236	18,094,164
MFS Value Fund	31,336,060	6,253,669	602,975	(9,479)	179,743	37,157,018
	$613,492,691	$130,266,339	$61,804,721	$(180,814)	$42,121,081	$723,894,576
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$343,170	$975,043
MFS Blended Research Emerging Markets Equity Fund	116,318	—
MFS Blended Research Growth Equity Fund	236,395	—
MFS Blended Research International Equity Fund	1,820,740	—
MFS Blended Research Mid Cap Equity Fund	790,610	822,133
MFS Blended Research Small Cap Equity Fund	141,205	—
MFS Blended Research Value Equity Fund	556,629	762,408
MFS Commodity Strategy Fund	646,452	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$768,298	$—
MFS Emerging Markets Debt Local Currency Fund	413,643	—
MFS Emerging Markets Equity Fund	113,087	—
MFS Global Opportunistic Bond Fund	388,072	—
MFS Global Real Estate Fund	601,281	—
MFS Growth Fund	—	1,604,861
MFS High Income Fund	990,778	—
MFS Inflation-Adjusted Bond Fund	1,159,034	—
MFS Institutional Money Market Portfolio	134,876	—
MFS International Growth Fund	328,011	218,151
MFS International Intrinsic Value Fund	385,265	1,712,590
MFS International New Discovery Fund	328,550	368,282
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	521,658	460,840
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	204,836	261,433
MFS Research Fund	280,220	1,961,515
MFS Research International Fund	473,388	—
MFS Total Return Bond Fund	613,738	—
MFS Value Fund	498,391	2,272,920
	$12,854,645	$11,420,176
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